INVENTORY	12 Months Ended
Dec. 31, 2012
INVENTORY
INVENTORY

8.  INVENTORY

December 31,	2012	2011
(millions of Canadian dollars)
Natural gas	448	566
Other commodities	331	257
	779	823

Commodity costs on the Consolidated Statements of Earnings included non-cash charges of $10 million (2011 - $9 million; 2010 - $9 million) for the year ended December 31, 2012 to reduce the cost basis of inventory to market value.